Net Income Per Ordinary Share - Schedule of Basic and Diluted Net Income Per Ordinary Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income	$ 23,972	$ 29,257	$ 37,455
Net income attributable to preferred shareholders	(8,352)	(18,777)	(24,344)
Accretion of Series E Preferred Shares	(941)	(1,500)	(152)
Net income per ordinary share calculation	$ 14,679	$ 8,980	$ 12,959
Weighted average number of ordinary shares - basic	24,412,314	10,248,079	9,495,844
Weighted average number of ordinary shares - diluted	24,412,314	10,248,079	9,495,844
Net income per ordinary share attributable to ordinary shareholders - basic	$ 0.6	$ 0.88	$ 1.36
Net income per ordinary share attributable to ordinary shareholders - diluted	$ 0.6	$ 0.88	$ 1.36